Organization and Description of Business	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Jul. 31, 2025
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Description of Business

1. ORGANIZATION AND BUSINESS

Organization. Non-Invasive Monitoring Systems, Inc., a Florida corporation (together with its consolidated subsidiaries, the “Company” or “NIMS”). The Company previously developed and marketed its Exer-Rest® line of acceleration therapeutic platforms based upon unique, patented whole body periodic acceleration (“WBPA”) technology of which the Company maintains patents. The Company maintains limited administration, but does not have any operations or inventory.

Business. The Company is currently a shell company (as defined in Rule 12b-2 of the Exchange Act).

Discontinued Operations. On May 3, 2019, the Company exchanged inventory for forgiveness of accrued unpaid rent. The Company has no inventory, no immediate plans to replenish inventory and has no current plans to develop or market new products.

Accordingly, the Company determined that $51,000 of remaining liabilities met the discontinued operations criteria in Accounting Standards Codification 205-20-45 and were classified as discontinued operations at March 31, 2026 and December 31, 2025.

Basis of Presentation. The condensed consolidated balance sheet at December 31, 2025 was derived from audited annual consolidated financial statements, but does not contain all of the footnote disclosures from the annual financial statements, and (b) the unaudited condensed consolidated interim financial statements included herein have been prepared by Non-Invasive Monitoring Systems, Inc. (together with its consolidated subsidiaries, the “Company” or “NIMS”) in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to the quarterly report on Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. These statements reflect adjustments, all of which are of a normal, recurring nature, and which are, in the opinion of management, necessary to present fairly the Company’s financial position as of March 31, 2026, and results of operations and cash flows for the interim periods ended March 31, 2026 and 2025. The results of operations for the three months ended March 31, 2026, are not necessarily indicative of the results for a full year. Certain information and footnote disclosure normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. The Company’s accounting policies continue unchanged from December 31, 2025. These financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s annual report on Form 10-KT for the period ended December 31, 2025.

Going Concern. The Company’s condensed consolidated financial statements have been prepared and presented on a basis assuming it will continue as a going concern. As reflected in the accompanying condensed consolidated financial statements, the Company had net losses of approximately $163,000 for the three months ended March 31, 2026 and has experienced continuous cash outflows from operating activities. The Company also has a shareholders’ deficit of $1,159,000 as of March 31, 2026. The Company had $24,000 of cash at March 31, 2026 and negative working capital of approximately $1,159,000. These matters raise substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include adjustments relating to the recoverability and classification of reported asset amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s independent registered public accounting firm, in its report on the Company’s consolidated financial statements for the period ended December 31, 2025, has also expressed substantial doubt about the Company’s ability to continue as a going concern.

On March 6, 2026, the Company, entered into an agreement of merger and reorganization (“Merger”) with Gravitics, Inc., a Delaware corporation (“Gravitics”). For additional information see the Form 8K filed with the SEC on March 12, 2026.

The Company is also seeking additional promissory notes from related parties. There is no assurance that the Company will be successful in this regard, and, if not successful, that it will be able to continue its business activities. The accompanying condensed consolidated financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty.

1. ORGANIZATION AND BUSINESS

Organization. Non-Invasive Monitoring Systems, Inc., a Florida corporation (together with its consolidated subsidiaries, the “Company” or “NIMS”). The Company previously developed and marketed its Exer-Rest® line of acceleration therapeutic platforms based upon unique, patented whole body periodic acceleration (“WBPA”) technology of which the Company maintains patents. The Company maintains limited administration, but does not have any operations or inventory.

The Company historically had a July 31 fiscal year end. On March 27, 2026, the Company filed a Transition Report on Form 10-KT and changed its fiscal year end to December 31. The audited financial statements herein are as of December 31, 2025, and for the five-month period then ended. The financial statements herein for the comparable period ended December 31, 2024 are unaudited. The audited financial statements for the years ended July 31, 2025 and 2024 are included in the Company’s Annual Report on Form 10-K, filed on January 30, 2026.

Business. The Company is currently a shell company (as defined in Rule 12b-2 of the Exchange Act).

Going Concern. The Company’s consolidated financial statements have been prepared and presented on a basis assuming it will continue as a going concern. As reflected in the accompanying consolidated financial statements, the Company had net losses from continuing operations of approximately $49,000 for the five months ended December 31, 2025 and experienced cash outflows from operating activities of $22,000, and had a stockholders’ deficit as of that date. The Company also has an accumulated deficit of $29.1 million as of December 31, 2025. The Company had $6,000 of cash at December 31, 2025 and negative working capital of approximately $978,000. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is seeking potential mergers, acquisitions and strategic collaborations. There is no assurance that the Company will be successful in this regard, and, if not successful, that it will be able to continue its business activities. The accompanying consolidated financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty.

1. ORGANIZATION AND BUSINESS

Organization. Non-Invasive Monitoring Systems, Inc., a Florida corporation (together with its consolidated subsidiaries, the “Company” or “NIMS”). The Company previously developed and marketed its Exer-Rest® line of acceleration therapeutic platforms based upon unique, patented whole body periodic acceleration (“WBPA”) technology of which the Company maintains patents. The Company maintains limited administration, but does not have any operations or inventory.

Business. The Company is currently a shell company (as defined in Rule 12b-2 of the Exchange Act).

Going Concern. The Company’s consolidated financial statements have been prepared and presented on a basis assuming it will continue as a going concern. As reflected in the accompanying consolidated financial statements, the Company had net losses from continuing operations of approximately $222,000 and $113,000 for each of the years ended July 31, 2025 and 2024, respectively, and has experienced cash outflows from operating activities. The Company also has an accumulated deficit of $29.0 million as of July 31, 2025. The Company had $3,000 of cash at July 31, 2025 and negative working capital of approximately $947,000. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is seeking potential mergers, acquisitions and strategic collaborations. There is no assurance that the Company will be successful in this regard, and, if not successful, that it will be able to continue its business activities. The accompanying consolidated financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty.

Gravitics Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Description of Business

1. Organization and Description of Business

Gravitics, Inc. (the “Company”), a Delaware corporation, is engaged in the design, development and commercialization of large space structures including orbital carriers, cargo logistics spacecraft, space station modules, and related engineering and technical services. The Company’s primary customer base consists of government entities and the commercial space industry. The Company was incorporated in the state of Delaware on May 7, 2021. The Company’s headquarters are in Marysville, Washington.

On March 6, 2026, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Non-Invasive Monitoring Systems, Inc., a Florida corporation and publicly traded shell company (“NIMS”), and Gravitics Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of NIMS (“Merger Sub”). Pursuant to the Merger Agreement, Merger Sub will merge with and into the Company, with the Company continuing as the surviving corporation and a wholly-owned subsidiary of NIMS (the “Merger”). The Merger is expected to be accounted for as a reverse recapitalization, with the Company treated as the accounting acquirer. At the effective time of the Merger (the “Effective Time”), all outstanding shares of the Company’s capital stock will be converted into shares of NIMS common stock at the exchange ratio specified in the Merger Agreement (the “Conversion Ratio”), such that the Company’s stockholders will hold not less than 95.5% of the total post-Merger equity. All outstanding stock options and warrants of the Company will be assumed by NIMS and converted into stock options and warrants exercisable for shares of NIMS common stock, with the underlying number of shares and exercise prices adjusted by the Conversion Ratio. Closing of the Merger is expected on or before September 30, 2026 and is subject to customary closing conditions, including regulatory approvals, the requisite approvals of the stockholders of each of NIMS and the Company, the effectiveness of a registration statement on Form S-4, and the readiness of the contemplated underwritten public offering (the “Public Offering”). There can be no assurance that the Merger or the Public Offering will be completed on the terms contemplated, on the expected timeline, or at all. On June 30, 2026, the parties entered into Amendment No. 1 to the Merger Agreement, which extended the outside closing date from June 30, 2026 to September 30, 2026 and revised certain closing conditions. See Note 15 for additional information.

1. Organization and Description of Business

Gravitics, Inc. (the “Company”), a Delaware corporation, is engaged in the design, development and commercialization of large space structures including orbital carriers, cargo logistics spacecraft, space station modules, and related engineering and technical services. The Company’s primary customer base consists of government entities and the commercial space industry. The Company was incorporated in the state of Delaware on May 7, 2021. The Company’s headquarters are in Marysville, Washington.